Shareholders' Equity - Share Capital and Other Contributed Capital (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Changes in equity [abstract]
Opening shareholders equity	kr 1,256,300
Total registered shares at the beginning of period	49,941,584	38,707,638	38,707,638
Share-based payment	kr 9,285	kr 214	kr 6,012
New issue of shares during the period	0	9,230,770	11,233,946
Exercise of warrants	kr 0	kr 28,328	kr 59,251
Total registered shares at the end of period	49,941,584	47,938,408	49,941,584
Share capital at the end of period	kr 1,998	kr 1,918	kr 1,998
Equity attributable to equity holders of the Parent Company	937,842	1,425,116	1,210,491	kr 788,071
Non-controlling interests	32,860	0	45,809	kr 0
Equity at the end of period	kr 970,702	kr 1,425,116	kr 1,256,300